BORROWINGS (Details Narrative) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Interest Expense	$ 4,655,070	$ 4,591,803
Alexander Kong [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans	$ 8,700,000	$ 9,300,000